Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At December 31, 2020	Within one year	and five years	five years
Trade payables	$1,001,773	—	—
Accrued liabilities	2,179,134	—	—
Due to related parties	280,432	—	—
Lease liabilities	576,232	373,889	125,652
	$4,037,571	$373,889	$125,652

		Between one	More than
At December 31, 2019	Within one year	and five years	five years
Trade payables	$535,048	—	—
Accrued liabilities	894,350	—	—
Due to related parties	212,562	—	—
Shareholder loan	1,602	—	—
Lease liabilities	466,679	468,465	194,105
	$2,110,241	$468,465	$194,105

Schedule of financial assets and liabilities that are denominated in US dollars

	December 31,	December 31,
	2020	2019
Cash and cash equivalents	$127,126,440	$8,143,357
Restricted cash	63,250	63,250
Receivables	162,315	148,901
Lease liabilities	(646,616)	(557,713)
Trade payables and accrued liabilities	(1,921,536)	(81,700)
	$124,783,853	$7,716,095

Schedule of classification of financial instruments

	December 31,	December 31,
	2020	2019
Amortized cost:
Cash and cash equivalents	$129,450,676	$8,560,624
Restricted cash	143,800	142,201
Receivables	159,664	111,400
	$129,754,140	$8,814,225

	December 31,	December 31,
	2020	2019
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$3,461,339	$1,641,960
Shareholder loan	—	1,602
Lease liabilities	1,075,773	1,129,249
Derivative financial liabilities:
Derivative liability	17,899,855	5,456,265
	$22,436,967	$8,229,076